Prepaid Expenses, Deposits and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Prepaid rental		101,337	91,787
Rental deposits		244	695
Prepayments for purchases of merchandise		25,359	14,486
Advances to employees		3,077	2,021
Deferred tax charge on unrealized profits on inter-company sales		16,337	11,437
Store consumables and supplies		12,235	9,929
Accrued interest income		4,445	10,905
Other prepaid expenses and deposits		6,176	5,992
Prepaid expenses, deposits and other current assets	$ 27,952	169,210	147,252